Related Party Transactions	9 Months Ended
Feb. 29, 2016
Notes to Financial Statements
9. Related Party Transactions

a)	As at February 29, 2016, the Company owed $54,695 (May 31, 2015 - $nil) to the CEO of the Company. The amount owing is unsecured, non-interest bearing, and due on demand.

b)	As at February 29, 2016, the Company owed $1,500 (May 31, 2015 - $nil) to a company of which the CEO is a minority owner. The amount owing is unsecured, non-interest bearing, and due on demand.

c)	During the period ended February 29, 2016, the Company incurred $92,565 in management fees and $30,000 in salaries to the CEO of the Company.

d)	During the period ended February 29, 2016, the Company received advances from its CEO of $108,285 and paid back a $99,500 advance. During this same period, the CEO also paid expenses on behalf of the Company of $15,910.

e)	During the period ended February 29, 2016, the Company received an advance of $1,500 from a company of which the CEO is a minority owner.